Property, Plant and Equipment (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Recoverable amount at beginning	R$ (897,891)	R$ (1,045,829)
Impairment / Reversal	(73,697)	147,938
Recoverable amount at ending	(971,588)	(897,891)
In service
IfrsStatementLineItems [Line Items]
Recoverable amount at beginning	(710,509)	(925,521)
Impairment / Reversal	(74,696)	215,012
Recoverable amount at ending	(785,205)	(710,509)
In service | CollateralsAndEscrowAccountsStn
IfrsStatementLineItems [Line Items]
Recoverable amount at beginning	(639,529)	(683,193)
Impairment / Reversal	6,970	43,664
Recoverable amount at ending	(632,559)	(639,529)
In service | U E G Araucaria [Member]
IfrsStatementLineItems [Line Items]
Recoverable amount at beginning		(138,777)
Impairment / Reversal	(108,132)	138,777
Recoverable amount at ending	(108,132)
In service | Power Plants In Parana [Member]
IfrsStatementLineItems [Line Items]
Recoverable amount at beginning	(70,980)	(103,551)
Impairment / Reversal	26,466	32,571
Recoverable amount at ending	(44,514)	(70,980)
In progress | Power Plants In Parana [Member]
IfrsStatementLineItems [Line Items]
Recoverable amount at beginning	(172,503)	(105,844)
Impairment / Reversal	999	(66,659)
Recoverable amount at ending	(171,504)	(172,503)
In progress | Cons?rcio Tapaj?s [Member]
IfrsStatementLineItems [Line Items]
Recoverable amount at beginning	(14,879)	(14,464)
Impairment / Reversal		(415)
Recoverable amount at ending	(14,879)	(14,879)
In Progress One [Member]
IfrsStatementLineItems [Line Items]
Recoverable amount at beginning	(187,382)	(120,308)
Impairment / Reversal	999	(67,074)
Recoverable amount at ending	R$ (186,383)	R$ (187,382)